Inventories	3 Months Ended
Mar. 31, 2025
Inventories
Inventories

6.   Inventories

At March 31, 2025 and December 31, 2024, inventories consisted of the following:

Inventories

in € THOUS

	March 31,	December 31,
	2025	2024

Finished goods	1,208,932	1,182,034
Health care supplies	385,151	417,475
Raw materials and purchased components	331,116	344,311
Work in process	153,462	124,102
Inventories	2,078,661	2,067,922